Provision for Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Current:
Federal					$ (43,740)	$ (336,506)	$ 2,455
State and local					3,397	1,211	(7,973)
Total Current					(40,343)	(335,295)	(5,518)
Deferred:
Federal					73,006	150,861	(124,578)
State and local					54,304	(1,555)	(20,941)
Total Deferred					127,310	149,306	(145,519)
Total	$ 2,886	$ 174,546	$ 6,300	$ 110,152	$ 86,967	$ (185,989)	$ (151,037)